Summary of Employee Benefit Plans Expenses (Details) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Disclosure of defined benefit plans [line items]
Total	$ 237	$ 196
Principal pension plans [member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	62	104
Net interest cost (income) on net defined benefit liability (asset)	(25)	(6)
Interest cost on asset limitation and minimum funding requirement	5
Defined benefit administrative expenses	2	2
Total	44	100
Principal post retirement benefit plan [Member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	1	2
Net interest cost (income) on net defined benefit liability (asset)	5	3
Total	6	5
Other pension and post retirement benefit plans [member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	4	6
Net interest cost (income) on net defined benefit liability (asset)	6	5
Interest cost on asset limitation and minimum funding requirement	1
Defined benefit administrative expenses	1	1
Total	$ 12	$ 12